Income taxes (Tables)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of income tax [Abstract]
Disclosure of income tax [Table Text Block]
Income tax expense/(benefit) recognized in the consolidated income statement consists of the following:

	For the Year Ended March 31,
	2021		2020		2019
Current taxes
Domestic	Rs.	5,849	Rs.	5,157	Rs.	3,003
Foreign		2,323		1,459		1,707
	Rs.	8,172	Rs.	6,616	Rs.	4,710
Deferred taxes
Domestic	Rs.	2,736	Rs.	(6,580)	Rs.	244
Foreign		(1,733)		(1,502)		(1,306)
	Rs.	1,003	Rs.	(8,082)	Rs.	(1,062)
Tax expense/(benefit), net	Rs.	9,175	Rs.	(1,466)	Rs.	3,648

Current and deferred tax relating to items charged or credited directly to equity [Table Text Block]
Income tax expense/(benefit) recognized directly in equity consists of the following:

	For the Year Ended March 31,
	2021		2020		2019
Tax effect on changes in fair value of other investments	Rs.	293	Rs.	-	Rs.	411
Tax effect on foreign currency translation differences		-		-		(14)
Tax effect on effective portion of change in fair value of cash flow hedges		319		(232)		69
Tax effect on actuarial gains/losses on defined benefit obligations		(73)		22		3
	Rs.	539	Rs.	(210)	Rs.	469

Reconciliation Between Enacted and Effective Tax Rates [Table Text Block]
The following is a reconciliation of the Company’s effective tax rates for the years ended March 31, 2021, 2020 and 2019:

	For the Year Ended March 31,
	2021		2020		2019
Profit before income taxes	Rs.	26,413	Rs.	18,032	Rs.	22,443
Enacted tax rate in India		34.94%		34.94%		34.94%
Computed expected tax expense	Rs.	9,229	Rs.	6,301	Rs.	7,842
Effect of:
Differences between Indian and foreign tax rates	Rs.	810	Rs.	3,385	Rs.	(734)
Unrecognized deferred tax assets/(recognition of previously unrecognized deferred tax assets, net)		1,220		(6,478)		482
Expenses not deductible for tax purposes		230		155		340
Reversal of earlier years’ tax provisions		-		-		(282)
Income exempt from income taxes		(1,807)		(1,029)		(1,282)
Foreign exchange differences		(18)		(64)		(470)
Incremental deduction allowed for research and development costs (1)		-		(1,241)		(1,134)
Tax expense on distributed/undistributed earnings of subsidiary outside India		-		254		-
Write off of accounts receivables		-		-		(1,294)
Income from sale of capital assets		-		(2,620)		-
Effect of change in tax rate		(333)		(37)		3
Others		(156)		(92)		177
Income tax expense/(benefit)	Rs.	9,175	Rs.	(1,466)		Rs.3,648
Effective tax rate		35%		(8)%		16%

(1)	India’s Finance Act, 2016 incorporated an amendment that reduc
e
s the weighted deduction on eligible research and development expenditure in a phased manner from 200% to 150% commencing from April 1, 2017 and from 150% to 100% effective April 1, 2020
.

Disclosure of Unrecognised Deferred Tax Assets and Liabilities [Table Text Block]
The details of unrecognized deferred tax assets are summarized below:

	As of March 31,
	2021		2020
Deductible temporary differences, net	Rs.	738	Rs.	394
Operating tax loss carry-forward		4,742		3,926
	Rs.	5,480	Rs.	4,320

Disclosure of Tax Effects of Significant Temporary Differences That Resulted In Deferred Tax [Table Text Block]
The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities and a description of the items that created these differences is given below:

	As of March 31,
	2021		2020
Deferred tax assets/(liabilities):
Inventory	Rs.	3,997	Rs.	3,216
Minimum Alternate Tax*		4,748		6,246
Trade and other receivables		569		369
Operating/other tax loss carry-forward		2,593		3,399
Other current assets and other current liabilities, net		1,404		1,448
Property, plant and equipment		(2,547)		(2,361)
Other intangible assets		(283)		(477)
Others		(189)		99
Net deferred tax assets	Rs.	10,292	Rs.	11,939

*	As per Indian tax laws, companies are liable for a Minimum Alternate Tax (“MAT”) when current tax, as computed under the provisions of the Income Tax Act, 1961 (“Tax Act”), is determined to be below the MAT computed under section 115JB of the Tax Act. If in any year the Company pays a MAT, then it is entitled to claim credit of the MAT paid over and above the normal tax liability in the subsequent years. The MAT credit is eligible to be carried forward and set-off in the future against the current tax liabilities over a period of 15 years starting from the succeeding fiscal year in which such credit was generated.

Disclosure Of Movement in deferred tax assets and liabilities [Table Text Block]
	As of March 31, 2020		Recognized in income statement		Recognized in equity		As of March 31, 2021
Deferred tax assets/(liabilities):
Inventory	Rs.	3,216	Rs.	781	Rs.	-	Rs.	3,997
Minimum Alternate Tax		6,246		(1,498)		-		4,748
Trade and other receivables		369		200		-		569
Operating/other tax loss carry-forward		3,399		(806)		-		2,593
Other current assets and other current liabilities, net		1,448		(44)		-		1,404
Property, plant and equipment		(2,361)		(187)		-		(2,548)
Other intangible assets		(477)		194		-		(283)
Others		99		252		(539)		(188)
Net deferred tax assets	Rs.	11,939	Rs.	(1,108)	Rs.	(539)	Rs.	10,292

The details of movement in deferred tax assets and liabilities are summarized below:

	As of March 31, 2019		Recognized in income statement		Recognized in equity		As of March 31, 2020
Deferred tax assets/(liabilities):
Inventory	Rs.	3,285	Rs.	(69)	Rs.	-	Rs.	3,216
Minimum Alternate Tax		1,630		4,616		-		6,246
Trade and other receivables:		316		53		-		369
Operating/other tax loss carry-forward		297		3,102		-		3,399
Other current assets and other current liabilities, net		1,315		133		-		1,448
Property, plant and equipment		(2,665)		304		-		(2,361)
Other intangible assets		(662)		185		-		(477)
Others		42		(153)		210		99
Net deferred tax assets	Rs.	3,558	Rs.	8,171	Rs.	210	Rs.	11,939